Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Contingencies (Textual)
Plaintiff claimed total damages	$ 153,695
Liquidity borrowing		$ 11,809,449	$ 10,867,111
CNY [Member]
Contingencies (Textual)
Plaintiff claimed total damages	$ 1,000,000
Weihai Commercial Bank [Member]
Contingencies (Textual)
Guarantee contract, description		The Company provided two guarantees for the loans borrowed by Yantai Runtai Medical Co., Ltd. from Weihai Commercial Bank in the amount of approximately $782,607 (RMB5,000,000) and $737,800 (RMB5,000,000) for the period from June 7, 2018 and May 9, 2020 until two years after the due date of the loan, respectively.
Shanghai Pudong Development Bank [Member]
Contingencies (Textual)
Guarantee contract, description		The Company provided a guarantee for a loan borrowed by Jincai from Shanghai Pudong Development Bank in the amount of approximately $14,427,932 (RMB100,000,000) for a period from March 9, 2020 until two years after the due date of the loan.